CASH & CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
CASH & CASH EQUIVALENTS
CASH & CASH EQUIVALENTS	25.CASH & CASH EQUIVALENTS Cash and cash equivalents include cash as well as deposits on bank accounts amounting of €5,710 thousand as of December 31, 2023 (December 31, 2022: €8,332 thousand).